2 Significant accounting policies (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018
Assets
Right-of-use-assets	R$ 274,275
Liabilities
Lease liabilities	R$ 284,515		R$ 212,360
IFRS 16 [Member] | Effect Of Adoption Of IFRS 16 [Member]
Assets
Right-of-use-assets		R$ 212,360
Liabilities
Lease liabilities		R$ 212,360